Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2024
Investment in Associates [Abstract]
Schedule of Fair Value of the Investment	The table below summarizes the fair value of the investment in MitoCareX:
Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(185)

Balance at June 30, 2024	$1,196